COMMITMENTS AND CONTINGENT LIABILITIES - CONTINGENT LIABILITIES (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of contingent liabilities in business combination [line items]
Guarantees	¥ 24,192	¥ 22,872
Liability accrued for a loss under guarantee	0
Joint ventures
Disclosure of contingent liabilities in business combination [line items]
Guarantees	940	658
Associates
Disclosure of contingent liabilities in business combination [line items]
Guarantees	13,520	11,545
Zhongtian Synergetic Energy
Disclosure of contingent liabilities in business combination [line items]
Guarantees	13,520
Guarantee in respect to standby credit facilities granted by banks	17,050
Others [member]
Disclosure of contingent liabilities in business combination [line items]
Guarantees	¥ 9,732	¥ 10,669